EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2016
Earnings Per Share [Abstract]
EARNINGS PER SHARE
EARNINGS PER SHARE

The components of the numerator and the denominator in the calculation of basic and diluted earnings per share for the six months ended June 30, 2016 and 2015 are as follows:

(in thousands of $)	2016	2015
Net loss	(107,452)	(110,888)

(in thousands)	2016	2015
Weighted average number of shares outstanding - basic	84,405	25,881
Impact of restricted stock units	2	30
Weighted average number of shares outstanding - diluted	84,407	25,911

The exercise of stock options using the treasury stock method was anti-dilutive as at June 30, 2016 as the exercise price was higher than the share price as at June 30, 2016, therefore, 88,000 shares were excluded from the denominator in each calculation. The convertible bonds using the if-converted method were anti dilutive at June 30, 2016 and 2015, therefore, 2,268,860 shares were excluded from the denominator in each calculation.

The weighted average numbers of shares basic and diluted calculations, have been adjusted 1-for-5 reverse share split that was effected in August 2016.